COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

29. COMMITMENTS AND CONTINGENCIES

        Capital commitments—As of December 31, 2012, the Group had executed purchase agreements of approximately $1,104.5 million to acquire property, plant and equipment, intangible assets and costs related thereto.

        Agreement with Apple—In August 2008, the Group entered into an unconditional purchase agreement with Apple Sales International to buy 1.5 million iPhone handsets at list prices at the dates of respective purchases over a three year period. Pursuant to the agreement the Group was also required to incur certain iPhone promotion costs. As of December 31, 2012, the Group had acquired 40.6% of its total purchase installment contemplated by the agreement. The cash paid for handsets purchased under the agreement for the years ended December 31, 2012, 2011 and 2010 amounted to $81.8 million, $140.8 million and $79.4 million, respectively. The purchase agreement expired on September 30, 2012.

        Operating leases—The Group has entered into non-cancellable agreements to lease space for telecommunications equipment, offices and transmission channels, which expire in various years up to 2061. Rental expenses under the operating leases of $435.5 million, $389.1 million and $338.3 million for the years ended December 31, 2012, 2011 and 2010, respectively, are included in operating expenses in the accompanying consolidated statements of operations and comprehensive income. Rental expenses under the operating leases of $235.7 million, $232.0 million and $182.4 million for the years ended December 31, 2012, 2011 and 2010, respectively, are included in cost of services in the accompanying consolidated statements of operations and comprehensive income. Future minimum lease payments due under these leases for the five years ending December 31, 2017 and thereafter are as follows:

Payments due in the years ended December 31,
2013	$165,076
2014	29,144
2015	12,870
2016	7,805
2017	4,645
Thereafter	58,245

Total	$277,785

        Taxation—Russia and the CIS countries currently have a number of laws related to various taxes imposed by both federal and regional governmental authorities. Applicable taxes include VAT, corporate income tax (profits tax), a number of turnover-based taxes, and payroll (social) taxes. Laws related to these taxes have not been in force for significant periods, in contrast to more developed market economies; therefore, the government's implementation of these regulations is often inconsistent or nonexistent. Accordingly, few precedents with regard to tax rulings have been established. Tax declarations, together with other legal compliance areas (for example, customs and currency control matters), are subject to review and investigation by a number of authorities, which are enabled by law to impose extremely severe fines, penalties and interest charges. These facts create tax risks in Russia and the CIS countries that are more significant than those typically found in countries with more developed tax systems.

        Generally, according to Russian and Ukrainian tax legislation, tax declarations remain open and subject to inspection for a period of three years following the tax year. As of December 31, 2012, tax declarations of MTS OJSC and other subsidiaries in Russia and Ukraine for the preceding three fiscal years were open for further review. Currently tax audits for the years ended December 31, 2009 to December 31, 2011 are conducted in MTS OJSC and some of its Russian subsidiaries.

        In December 2010, the Russian tax authorities completed the tax audit of MTS OJSC for the years ended December 31, 2007 and 2008. Based on the results of this audit, the Russian tax authorities assessed RUB 353.9 million ($11.7 million as of December 31, 2012) in additional taxes, penalties and fines payable by the Group. The resolution did not come into force as the Group prepared and filed a petition with the Federal Tax Service to declare the tax authorities' resolution to be invalid. In September 2011, the Federal Tax Service partially satisfied the Group's petition, decreasing the amount of additional taxes, penalties and fines payable by the Group by RUB 173.9 million ($5.7 million as of December 31, 2012). The Group filed an appeal for RUB 84.2 million ($2.8 million as of December 31, 2012) of the remaining RUB 180.0 million ($5.9 million as of December 31, 2012) with the Moscow Arbitrate Court, which is scheduled to hear the matter on April 5, 2013.

        The Group purchases supplemental software from foreign suppliers of telecommunications equipment in the ordinary course of business. The Group's management believes that customs duties are calculated in compliance with applicable legislation. However there is a risk that the customs authorities may take a different view and impose additional customs duties. As of December 31, 2012 and 2011, no provision was recorded in the consolidated financial statements in respect of such additional duties.

        Pricing of revenue and expenses between each of the Group's subsidiaries and various discounts and bonuses to the Group's subscribers in the course of performing its marketing activities may be subject to transfer pricing rules. The Group's management believes that taxes payable are calculated in compliance with the applicable tax regulations relating to transfer pricing. However there is a risk that the tax authorities may take a different view and impose additional tax liabilities. As of December 31, 2012 and 2011, no provision was recorded in the consolidated financial statements in respect of such additional claims.

        Management believes that it has adequately provided for tax and customs liabilities in the accompanying consolidated financial statements. As of December 31, 2012 and 2011, the provision accrued amounted to $25.8 million and $7.1 million, respectively. In addition, the accrual for unrecognized income tax benefits, potential penalties and interest recorded in accordance with the authoritative guidance on income taxes totaled $10.6 million and $16.3 million as of December 31, 2012 and 2011, respectively. However, the risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant.

        3G license—In May 2007, the Federal Service for Supervision in the Area of Communications and Mass Media awarded MTS a license to provide 3G services in the Russian Federation. The 3G license was granted subject to certain capital and other commitments. The major conditions are that the Group is required to (i) build a certain number of base stations that support 3G standards, (ii) have commenced providing services in the Russian Federation by a certain date, and (iii) build a certain number of base stations by the end of the third, fourth and fifth years from the date of granting the license. Management believes that as of December 31, 2012 the Group is in compliance with these conditions.

        LTE license—In July 2012, the Federal Service for Supervision in the Area of Communications, Information Technologies and Mass Media has allocated MTS the necessary license and frequencies to provide LTE telecommunication services in Russia. Under the terms and conditions of the LTE license, the Group is obligated to fully deploy LTE networks within seven years, commencing from January 1, 2013 and deliver LTE services in each population center with over 50,000 inhabitants in Russia by 2019. Also, the Group is obligated to invest at least 15 billion rubles ($493.9 million using December 31, 2012 exchange rate) annually toward the LTE roll-out until the network is fully deployed.

        Bitel—In December 2005, MTS Finance acquired a 51.0% stake in Tarino Limited ("Tarino"), from Nomihold Securities Inc. ("Nomihold"), for $150.0 million in cash based on the belief that Tarino was at that time the indirect owner, through its wholly owned subsidiaries, of Bitel LLC ("Bitel"), a Kyrgyz company holding a GSM 900/1800 license for the entire territory of Kyrgyzstan.

        Following the purchase of the 51.0% stake, MTS Finance entered into a put and call option agreement with Nomihold for "Option Shares," representing the remaining 49.0% interest in Tarino shares and a proportional interest in Bitel shares. The call option was exercisable by MTS Finance from November 22, 2005 to November 17, 2006, and the put option was exercisable by Nomihold from November 18, 2006 to December 8, 2006. The call and put option price was $170.0 million.

        Following a decision of the Kyrgyz Supreme Court on December 15, 2005, Bitel's corporate offices were seized by a third party. As the Group did not regain operational control over Bitel's operations in 2005, it accounted for its 51.0% investment in Bitel at cost as at December 31, 2005. The Group appealed the decision of the Kyrgyz Supreme Court in 2006, but the court did not act within the time period permitted for appeal. The Group subsequently sought the review of this dispute over the ownership of Bitel by the Prosecutor General of Kyrgyzstan to determine whether further investigation could be undertaken by the Kyrgyz authorities.

        In January 2007, the Prosecutor General of Kyrgyzstan informed the Group that there were no grounds for involvement by the Prosecutor General's office in the dispute and that no legal basis existed for the Group to appeal the decision of the Kyrgyz Supreme Court. Consequently, the Group decided to write off the costs relating to the purchase of the 51.0% stake in Bitel, which was reflected in its annual consolidated financial statements for the year ended December 31, 2006. Furthermore, with the impairment of the underlying asset, a liability of $170.0 million was recorded with an associated charge to non-operating expenses.

        In November 2006, MTS Finance received a letter from Nomihold purporting to exercise the put option and sell the Option Shares for $170.0 million to MTS Finance. In January 2007, Nomihold commenced an arbitration proceeding against MTS Finance in the London Court of International Arbitration in order to compel MTS Finance to purchase the Option Shares. Nomihold sought specific performance of the put option, unspecified monetary damages, interest, and costs. In January 2011 the London Court of International Arbitration made an award in favor of Nomihold satisfying Nomihold's specific performance request and ordered MTS Finance to pay to Nomihold $170.0 million for the Option Shares, $5.9 million in damages and $34.9 million in interest and other costs—all representing in total approximately $210.8 million ("Award"). An amount of the Award is bearing an interest until Award is satisfied. In addition to the $170.0 million liability related to this case and accrued in the year ended December 31, 2006, the Group recorded an additional loss in amount of $7.2 million, $3.2 million and $40.8 million in the consolidated financial statements for the year ended December 31, 2012, 2011, and 2010 respectively, representing interest accrued on the awarded sums.

        On January 26, 2011, Nomihold obtained a freezing order in respect of the Award from the English High Court of Justice which, in part, restricts MTS Finance from dissipating its assets. Additionally, MTS Finance has been granted permission to appeal the Award, but the Appeal Court has imposed conditions upon the appeal. MTS Finance was sought to have the conditions lifted however the Supreme Court of England upheld the decision of the Appeal Court.

        Further on February 1, 2011, Nomihold obtained an order of the Luxemburg District Court enforcing the Award in Luxembourg. This order is in the process of being appealed.

        As an issuer of $400.0 million 2012 Notes pursuant to an Indenture dated January 28, 2005 (as amended) ("the Notes"), MTS Finance was due to redeem the principal of the Notes and pay the final coupon payment on January 30, 2012. However as a result of the freezing order, MTS OJSC applied to and obtained from the English Court an order authorizing both payments to be made by MTS OJSC on behalf of MTS Finance ("the Direct Payments"). The Direct Payments to noteholders by the trustee under the Indenture were made on or around January 28, 2012.

        The Direct Payments were made despite an obligation under an intercompany loan agreement dated January 28, 2005 between MTS OJSC and MTS Finance ("the Intercompany Loan Agreement") to process the payments through MTS Finance. However because MTS Finance was subject to a freezing order and not capable of transferring funds to the trustee for distribution, and because MTS OJSC owed obligations to the noteholders as guarantor under the Indenture, MTS OJSC made the Direct Payments to the noteholders pursuant to an order of the English Court.

        In relation to the obligations under the Intercompany Loan Agreement, MTS OJSC and MTS Finance have agreed to refer to arbitration the question of whether under the Intercompany Loan Agreement itself there remains an obligation to make any further payments to MTS Finance in light of the Direct Payment. On February 9, 2012, MTS OJSC received a request for arbitration from MTS Finance. The hearing took place at the end of January 2013 and award is expected before July 2013. The award will clarify the rights between the parties under the Intercompany Loan Agreement. MTS OJSC was denying that any further payments are due under the Intercompany Loan Agreement. The arbitration was conducted under the Rules of the London Court of International Arbitration.

        In addition, three Isle of Man companies affiliated with the Group (the "KFG Companies"), have been named defendants in lawsuits filed by Bitel in the Isle of Man seeking the return of dividends received from Bitel by these three companies in the first quarter of 2005 in the amount of approximately $25.2 million plus compensatory damages, and to recover approximately $3.7 million in losses and accrued interest. In the event that the defendants do not prevail in these lawsuits, the Group may be liable to Bitel for such claims. Bitel's Isle of Man advocates have recently withdrawn from their representation of Bitel, and Bitel does not appear to be pursuing these claims.

        In January 2007, the KFG Companies asserted counterclaims against Bitel, and claims against other defendants, including Altimo LLC ("Altimo"), Altimo Holdings & Investments Limited ("Altimo Holdings"), CP-Crédit Privé SA and Fellowes International Holdings Limited, for the wrongful misappropriation and seizure of Bitel. The defendants sought to challenge the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies.

        On March 10, 2011, the Judicial Committee of the UK Privy Council ruled in favor of the KFG Companies and confirmed the jurisdiction of the Isle of Man courts to try the counterclaims asserted by the KFG Companies against various defendants, including Sky Mobile, Altimo and Altimo Holdings, for the wrongful misappropriation and seizure of Kyrgyz telecom operator Bitel and its assets.

        On June 30, 2011, the KFG Companies obtained from the Isle of Man court a general asset freezing injunction over the assets of Altimo and Altimo Holdings. The general freezing injunction against Altimo Holdings was replaced on November 30, 2011 by a specific freezing injunction over (i) Altimo Holding's interest in its Dutch subsidiary, Altimo Coöperatief U.A., and (ii) VimpelCom common shares worth $500 million that Altimo Coöperatief U.A. has lodged with the Isle of Man court. The KFG Companies are proceeding with their counterclaims in the Isle of Man. A trial has been set to commence in May 2013.

        In a separate arbitration proceeding initiated against the KFG Companies by Kyrgyzstan Mobitel Investment Company Limited ("KMIC"), under the rules of the London Court of International Arbitration, the arbitration tribunal in its award found that the KFG Companies breached a transfer agreement dated May 31, 2003 (the "Transfer Agreement"), concerning the shares of Bitel. The Transfer Agreement was made between the KFG Companies and IPOC International Growth Fund Limited ("IPOC"), although IPOC subsequently assigned its interest to KMIC, and KMIC was the claimant in the arbitration. The tribunal ruled that the KFG Companies breached the Transfer Agreement when they failed to establish a date on which the equity interests in Bitel were to be transferred to KMIC and by failing to take other steps to transfer the Bitel interests. This breach occurred prior to MTS Finance's acquisition of the KFG Companies. The arbitration tribunal ruled that KMIC is entitled only to damages in an amount to be determined in future proceedings. The tribunal is currently deciding whether to stay the damages phase of the LCIA proceedings pending conclusion of the Isle of Man proceedings. The Group is not able to predict the outcome of these proceedings or the amount of damages to be paid, if any.

        In March 2013 Nomihold has obtained initial permission from the English Commercial Court to serve proceedings out of the jurisdiction on MTS. Nomihold purports that MTS is liable to compensate it for a number of allegedly tortious wrongs, relating in part to recent proceedings in an international arbitration tribunal constituted under the rules of the LCIA between Nomihold and MTS Finance, in the total amount exceeding $215 million. MTS denies any allegation of wrongdoing and considers the claims made by Nomihold without merit and inadmissible before the English courts. MTS is considering its legal position.

        Litigation in Ukraine—In August 2012, the Group received from MTS LLC, based in Ukraine, a claim regarding dismissal of international registration of 4 of the Group trademarks on the territory of Ukraine. The claim is currently handled by the Economic Court of Kiev, which suspended the case for the legal examination. We cannot reasonably estimate the risk of negative consequences.

        Other litigation—In the ordinary course of business, the Group is a party to various legal, tax and customs proceedings, and subject to claims, certain of which relate to developing markets and evolving fiscal and regulatory environments in which MTS operates. Management believes that the Group's liability, if any, in all such pending litigation, other legal proceeding or other matters will not have a material effect upon its financial condition, results of operations or liquidity of the Group.